Annual Total Returns - BlackRock Emerging Markets Bond Fund (Institutional Shares) [BarChart] - Institutional - BlackRock Emerging Markets Bond Fund - Institutional Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2018	(5.95%)
Annual Return 2019	14.07%
Annual Return 2020	7.20%